Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000009056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)
Account Value	$ 22,436.04723	$ 22,436.04723	$ 22,436.04723	$ 19,718.627164	$ 16,744.483834	$ 20,566.858308	$ 17,624.23542	$ 14,773.276422	$ 11,780.181181	$ 13,077.320613	$ 10,605.418391	$ 9,887.9137	$ 10,000
Average Annual Return, Percent	13.78%	8.72%	8.42%
C000009050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)
Account Value	$ 20,668.426188	$ 20,668.426188	$ 20,668.426188	18,219.471584	15,529.796944	19,147.760557	16,459.844849	13,850.406749	11,087.089322	12,344.793005	10,053.542347	9,403.168177	9,550
Average Annual Return, Percent	8.35%	7.34%	7.53%
C000009050 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)—excluding sales charge
Average Annual Return, Percent	13.44%	8.34%	8.03%
C000009052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)
Account Value	$ 20,157.957737	$ 20,157.957737	$ 20,157.957737	17,908.274614	15,369.039421	19,085.404552	16,522.955112	13,996.350445	11,284.438703	12,660.260764	10,374.722135	9,780.8577	10,000
Average Annual Return, Percent	11.56%	7.57%	7.26%
C000009052 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)—excluding sales charge
Average Annual Return, Percent	12.56%	7.57%	7.26%
C000155628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)
Account Value	$ 555,660.319516	$ 555,660.319516	$ 555,660.319516	488,820.224907	415,178.192328	510,377.856098	437,487.806961	367,027.451391	292,737.220241	325,179.493855	263,941.527855	246,265.1475	250,000
Average Annual Return, Percent	13.67%	8.65%	8.31%
C000113497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)
Account Value	$ 21,422.584016	$ 21,422.584016	$ 21,422.584016	18,899.893347	16,131.81325	19,899.610471	17,127.483284	14,421.232929	11,558.891367	12,883.179832	10,502.046947	9,835.4805	10,000
Average Annual Return, Percent	13.35%	8.24%	7.92%
C000009054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)
Account Value	$ 21,968.761217	$ 21,968.761217	$ 21,968.761217	19,332.606271	16,448.025564	20,260.197493	17,385.886873	14,608.113115	11,671.434808	12,979.111579	10,553.498708	9,854.1532	10,000
Average Annual Return, Percent	13.64%	8.50%	8.19%
C000009055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)
Account Value	$ 22,399.200521	$ 22,399.200521	$ 22,399.200521	19,683.279216	16,726.608609	20,545.519092	17,595.778754	14,747.489238	11,764.028264	13,058.616546	10,595.361116	9,874.8996	10,000
Average Annual Return, Percent	13.80%	8.72%	8.40%
C000106452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)
Account Value	$ 2,255,298.296386	$ 2,255,298.296386	$ 2,255,298.296386	1,980,672.785676	1,680,757.522551	2,063,947.522134	1,767,505.313427	1,480,764.295787	1,180,698.59205	1,309,991.185037	1,062,285.945944	989,301.43	1,000,000
Average Annual Return, Percent	13.87%	8.78%	8.47%
C000009068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)
Account Value	$ 18,318.976506	$ 18,318.976506	$ 18,318.976506	16,699.548784	14,664.814691	17,463.967939	15,662.651077	13,580.225957	11,406.676649	12,199.220478	10,594.771763	9,887.2469	10,000
Average Annual Return, Percent	9.70%	6.17%	6.24%
C000034075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)
Account Value	$ 18,405.777273	$ 18,405.777273	$ 18,405.777273	16,771.609811	14,722.416142	17,521.078512	15,707.106979	13,612.761914	11,429.810424	12,216.449734	10,598.003502	9,892.7747	10,000
Average Annual Return, Percent	9.74%	6.22%	6.29%
C000009062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)
Account Value	$ 16,871.960399	$ 16,871.960399	$ 16,871.960399	15,438.570066	13,601.587771	16,255.958931	14,635.438183	12,732.347783	10,738.17323	11,520.044404	10,035.635869	9,402.553921	9,550
Average Annual Return, Percent	4.40%	4.82%	5.37%
C000009062 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)—excluding sales charge
Average Annual Return, Percent	9.28%	5.79%	5.86%
C000009064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)
Account Value	$ 16,466.948941	$ 16,466.948941	$ 16,466.948941	15,171.481754	13,468.608897	16,204.998567	14,696.175714	12,874.877967	10,932.817988	11,817.049516	10,366.4659	9,780.7164	10,000
Average Annual Return, Percent	7.54%	5.04%	5.11%
C000009064 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)—excluding sales charge
Average Annual Return, Percent	8.54%	5.04%	5.11%
C000155629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)
Account Value	$ 453,489.690518	$ 453,489.690518	$ 453,489.690518	413,682.122986	363,541.699289	433,435.790835	388,991.717229	337,288.17243	283,505.62691	303,385.540911	263,479.12446	246,213.5725	250,000
Average Annual Return, Percent	9.62%	6.10%	6.14%
C000113498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)
Account Value	$ 17,497.8509049999	$ 17,497.8509049999	$ 17,497.8509049999	16,022.531018	14,134.625364	16,919.441601	15,241.931535	13,259.199157	11,196.942767	12,020.831828	10,488.608674	9,833.7223	10,000
Average Annual Return, Percent	9.21%	5.70%	5.75%
C000009066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)
Account Value	$ 17,932.728157	$ 17,932.728157	$ 17,932.728157	16,377.003399	14,411.603783	17,205.565906	15,462.064308	13,435.861782	11,310.593085	12,117.897083	10,538.313123	9,858.3025	10,000
Average Annual Return, Percent	9.50%	5.94%	6.01%
C000009067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)
Account Value	$ 18,293.219416	$ 18,293.219416	$ 18,293.219416	16,678.96558	14,653.259046	17,449.524598	15,654.338446	13,570.253868	11,404.616908	12,193.038272	10,585.115969	9,883.8092	10,000
Average Annual Return, Percent	9.68%	6.15%	6.23%
C000106453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)
Account Value	$ 1,838,315.653791	$ 1,838,315.653791	$ 1,838,315.653791	1,675,108.065821	1,471,634.429794	1,751,414.779174	1,570,156.52257	1,360,988.134363	1,142,811.873886	1,221,639.049804	1,059,798.705066	989,236.08	1,000,000
Average Annual Return, Percent	9.74%	6.20%	6.28%
C000009077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)
Account Value	$ 14,124.979698	$ 14,124.979698	$ 14,124.979698	13,310.022337	12,193.691357	13,811.773337	13,338.51676	12,142.894464	10,842.375873	11,216.242046	10,440.740101	9,861.1069	10,000
Average Annual Return, Percent	6.12%	3.07%	3.51%
C000009071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)
Account Value	$ 13,002.550484	$ 13,002.550484	$ 13,002.550484	12,308.755422	11,308.976011	12,853.591599	12,458.839016	11,385.3191	10,204.647232	10,593.949669	9,890.676942	9,383.886632	9,550
Average Annual Return, Percent	0.92%	1.76%	2.66%
C000009071 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)—excluding sales charge
Average Annual Return, Percent	5.64%	2.69%	3.13%
C000009073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)
Account Value	$ 12,680.878479	$ 12,680.878479	$ 12,680.878479	12,088.267024	11,183.963808	12,814.659761	12,499.207877	11,504.576918	10,383.250359	10,856.024358	10,215.352392	9,753.2343	10,000
Average Annual Return, Percent	3.90%	1.97%	2.40%
C000009073 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)—excluding sales charge
Average Annual Return, Percent	4.90%	1.97%	2.40%
C000155630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)
Account Value	$ 349,769.048593	$ 349,769.048593	$ 349,769.048593	329,801.058799	302,332.342426	342,615.096556	330,838.218709	301,605.31644	269,483.784443	278,940.500609	259,615.013432	245,548.99	250,000
Average Annual Return, Percent	6.05%	3.01%	3.42%
C000113499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)
Account Value	$ 13,504.40664	$ 13,504.40664	$ 13,504.40664	12,779.035367	11,756.444754	13,373.967703	12,961.472973	11,863.254383	10,640.909106	11,057.785864	10,342.626832	9,813.9667	10,000
Average Annual Return, Percent	5.68%	2.63%	3.05%
C000009075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)
Account Value	$ 13,823.708972	$ 13,823.708972	$ 13,823.708972	13,052.151896	11,981.662703	13,600.542792	13,161.803675	12,008.080728	10,744.425705	11,139.041511	10,391.049793	9,843.5233	10,000
Average Annual Return, Percent	5.91%	2.86%	3.29%
C000009076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)
Account Value	$ 14,094.694315	$ 14,094.694315	$ 14,094.694315	13,293.698592	12,168.84433	13,795.282474	13,314.016846	12,132.266179	10,835.090934	11,208.925062	10,428.07265	9,858.7877	10,000
Average Annual Return, Percent	6.03%	3.04%	3.49%
C000106454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)
Account Value	$ 1,417,456.230118	$ 1,417,456.230118	$ 1,417,456.230118	1,336,188.698971	1,223,583.743153	1,385,278.051906	1,336,247.470881	1,216,959.76081	1,086,210.845164	1,123,284.257991	1,044,313.500809	986,608.31	1,000,000
Average Annual Return, Percent	6.08%	3.10%	3.55%
C000009086 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)
Account Value	$ 20,478.737601	$ 20,478.737601	$ 20,478.737601	18,290.41117	15,741.414471	19,036.269482	16,656.83859	14,162.271695	11,583.859551	12,633.206807	10,593.388602	9,897.5065	10,000
Average Annual Return, Percent	11.96%	7.65%	7.43%
C000034076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)
Account Value	$ 20,586.562811	$ 20,586.562811	$ 20,586.562811	18,373.262309	15,799.859552	19,106.196853	16,706.066077	14,193.935269	11,600.5180099999	12,655.400158	10,604.789278	9,902.4008	10,000
Average Annual Return, Percent	12.05%	7.72%	7.49%
C000009080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class A/JALGX)
Account Value	$ 18,862.796913	$ 18,862.796913	$ 18,862.796913	16,907.45347	14,603.663111	17,729.218917	15,559.349803	13,279.79424	10,894.754199	11,933.341947	10,041.638618	9,411.829836	9,550
Average Annual Return, Percent	6.56%	6.29%	6.55%
C000009080 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class A/JALGX)—excluding sales charge
Average Annual Return, Percent	11.56%	7.27%	7.04%
C000009082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)
Account Value	$ 18,405.452581	$ 18,405.452581	$ 18,405.452581	16,609.694467	14,450.585646	17,665.232385	15,619.449524	13,427.358118	11,092.055224	12,234.316463	10,370.951263	9,790.6517	10,000
Average Annual Return, Percent	9.81%	6.51%	6.29%
C000009082 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)—excluding sales charge
Average Annual Return, Percent	10.81%	6.51%	6.29%
C000155631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)
Account Value	$ 507,405.18401	$ 507,405.18401	$ 507,405.18401	453,367.321903	390,270.858462	472,432.919427	413,553.076799	351,960.592553	288,000.304196	314,315.550123	263,684.378722	246,498.51	250,000
Average Annual Return, Percent	11.92%	7.59%	7.34%
C000113500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)
Account Value	$ 19,562.8822	$ 19,562.8822	$ 19,562.8822	17,551.63271	15,168.934546	18,432.936668	16,191.058438	13,827.562538	11,360.178652	12,453.87387	10,490.921087	9,844.9938	10,000
Average Annual Return, Percent	11.46%	7.19%	6.94%
C000009084 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)
Account Value	$ 20,052.306495	$ 20,052.306495	$ 20,052.306495	17,942.257857	15,469.550592	18,759.83256	16,437.438057	14,008.06286	11,479.44245	12,553.886127	10,546.503911	9,870.1622	10,000
Average Annual Return, Percent	11.76%	7.44%	7.21%
C000009085 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)
Account Value	$ 20,448.351325	$ 20,448.351325	$ 20,448.351325	18,269.628354	15,719.163029	19,022.070054	16,641.088563	14,146.588139	11,568.903321	12,622.68729	10,588.045127	9,890.3472	10,000
Average Annual Return, Percent	11.93%	7.65%	7.42%
C000106455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)
Account Value	$ 2,056,174.73377	$ 2,056,174.73377	$ 2,056,174.73377	1,835,658.787503	1,579,115.12796	1,908,830.492073	1,669,599.272288	1,419,099.694821	1,159,534.888093	1,265,021.418904	1,060,397.819574	989,585.69	1,000,000
Average Annual Return, Percent	12.01%	7.70%	7.47%
C000009105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)
Account Value	$ 16,133.399647	$ 16,133.399647	$ 16,133.399647	14,990.076669	13,443.251638	15,590.306022	14,458.790032	12,882.715867	11,139.815627	11,718.994713	10,551.02229	9,875.4862	10,000
Average Annual Return, Percent	7.63%	4.60%	4.90%
C000034077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)
Account Value	$ 16,209.663665	$ 16,209.663665	$ 16,209.663665	15,050.739701	13,499.516473	15,638.711048	14,494.190352	12,904.902333	11,164.138503	11,729.908099	10,554.498177	9,873.2107	10,000
Average Annual Return, Percent	7.70%	4.67%	4.95%
C000009099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)
Account Value	$ 14,856.433988	$ 14,856.433988	$ 14,856.433988	13,860.967315	12,474.5138	14,516.585552	13,508.255599	12,078.927807	10,492.086494	11,066.65225	10,002.097506	9,390.153151	9,550
Average Annual Return, Percent	2.33%	3.27%	4.04%
C000009099 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)—excluding sales charge
Average Annual Return, Percent	7.18%	4.23%	4.52%
C000009101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)
Account Value	$ 14,486.25906	$ 14,486.25906	$ 14,486.25906	13,615.328179	12,335.546333	14,458.626463	13,553.346284	12,204.455547	10,676.52185	11,341.62924	10,323.169494	9,767.8394	10,000
Average Annual Return, Percent	5.40%	3.49%	3.78%
C000009101 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)—excluding sales charge
Average Annual Return, Percent	6.40%	3.49%	3.78%
C000155632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)
Account Value	$ 399,524.13492	$ 399,524.13492	$ 399,524.13492	371,410.105824	333,251.364902	386,763.166266	358,880.148945	319,941.45643	276,908.120722	291,496.159719	262,578.663023	245,900.8325	250,000
Average Annual Return, Percent	7.57%	4.54%	4.80%
C000113501 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)
Account Value	$ 15,419.492862	$ 15,419.492862	$ 15,419.492862	14,394.221941	12,960.303547	15,105.823368	14,066.390403	12,585.217188	10,934.616015	11,557.209355	10,452.130192	9,828.0159	10,000
Average Annual Return, Percent	7.12%	4.15%	4.43%
C000009103 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)
Account Value	$ 15,787.626503	$ 15,787.626503	$ 15,787.626503	14,708.431386	13,215.17597	15,357.776898	14,262.88523	12,734.864724	11,042.28036	11,640.914259	10,493.504336	9,850.0637	10,000
Average Annual Return, Percent	7.34%	4.39%	4.67%
C000009104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)
Account Value	$ 16,107.421577	$ 16,107.421577	$ 16,107.421577	14,966.822347	13,423.792803	15,569.42129	14,440.140365	12,867.981704	11,138.335435	11,709.123349	10,543.741048	9,870.5548	10,000
Average Annual Return, Percent	7.62%	4.59%	4.88%
C000106456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)
Account Value	$ 1,620,721.676417	$ 1,620,721.676417	$ 1,620,721.676417	1,504,944.295165	1,348,738.935441	1,564,039.951806	1,449,646.679713	1,290,890.029073	1,116,195.209751	1,173,866.347803	1,056,232.802762	988,023.79	1,000,000
Average Annual Return, Percent	7.69%	4.66%	4.95%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,253.952782	$ 34,253.952782	$ 34,253.952782	27,398.839785	21,695.585085	26,493.8506	20,584.876082	17,386.054363	13,222.699021	13,829.011855	11,350.927528	10,138.384	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,431.746274	$ 11,431.746274	$ 11,431.746274	11,290.587176	10,699.054025	12,299.19476	12,491.8252	11,619.58534	10,687.931792	10,686.73071	10,321.170637	10,054.9907	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Morningstar U S Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Aggressive Target Allocation Index
Account Value	$ 26,272.894315	$ 26,272.894315	$ 26,272.894315	22,223.253501	18,160.603987	22,011.1145729999	18,390.228161	15,683.217871	12,359.453749	13,252.12625	10,939.022202	9,969.6729	10,000
Average Annual Return, Percent	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Aggressive Index
Account Value	$ 24,006.134609	$ 24,006.134609	$ 24,006.134609	21,014.347397	17,596.70468	21,339.227733	17,939.59003	15,448.247588	12,155.812951	13,247.701491	10,859.082266	9,709.6725	10,000
Average Annual Return, Percent	14.24%	9.22%	9.15%
Morningstar U S Moderate Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderate Target Allocation Index
Account Value	$ 20,512.064599	$ 20,512.064599	$ 20,512.064599	18,159.407489	15,554.173888	18,368.313598	16,346.336795	14,306.039361	11,888.657717	12,340.400154	10,798.206273	10,035.8138	10,000
Average Annual Return, Percent	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Balanced Index
Account Value	$ 19,050.093257	$ 19,050.093257	$ 19,050.093257	17,411.683126	15,182.769247	18,111.848762	16,209.467557	14,214.730989	11,746.864331	12,410.146843	10,748.643091	9,826.3892	10,000
Average Annual Return, Percent	9.41%	6.03%	6.66%
Morningstar U S Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Conservative Target Allocation Index
Account Value	$ 14,498.009055	$ 14,498.009055	$ 14,498.009055	13,606.240794	12,361.037132	14,211.918525	13,717.024071	12,554.263272	11,166.525455	11,257.663105	10,516.763431	10,072.5794	10,000
Average Annual Return, Percent	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Conservative Index
Account Value	$ 14,581.784597	$ 14,581.784597	$ 14,581.784597	13,797.932078	12,576.283357	14,332.407279	13,780.149727	12,604.599755	11,179.595717	11,397.828108	10,598.308266	9,970.7736	10,000
Average Annual Return, Percent	5.68%	2.96%	3.84%
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Aggressive Target Allocation Index
Account Value	$ 23,071.683482	$ 23,071.683482	$ 23,071.683482	20,035.578996	16,771.805306	20,040.005087	17,327.691488	14,965.974895	12,101.278357	12,809.050106	10,852.495478	9,996.9011	10,000
Average Annual Return, Percent	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Growth Index
Account Value	$ 21,869.6923309999	$ 21,869.6923309999	$ 21,869.6923309999	19,464.510635	16,572.176324	19,878.238	17,157.930777	14,898.310439	11,984.737178	12,879.66291	10,818.334982	9,765.8343	10,000
Average Annual Return, Percent	12.36%	7.98%	8.14%
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Conservative Target Allocation Index
Account Value	$ 16,823.181335	$ 16,823.181335	$ 16,823.181335	15,418.633696	13,640.514233	15,871.470686	14,806.851545	13,278.476225	11,457.640685	11,740.070023	10,623.799664	10,044.517	10,000
Average Annual Return, Percent	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Moderate Index
Account Value	$ 16,633.643396	$ 16,633.643396	$ 16,633.643396	$ 15,507.998287	$ 13,833.018401	$ 16,179.601692	$ 15,012.612475	$ 13,421.445487	$ 11,470.097158	$ 11,905.326612	$ 10,673.984511	$ 9,890.6629	$ 10,000
Average Annual Return, Percent	7.26%	4.38%	5.22%